Fair value measurements - Changes in Fair Value (Details) - Derivatives liabilities - warrants - Significant Unobservable Inputs (Level 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in fair value of liabilities measured on recurring basis using unobservable input
Balance at the beginning of the period	¥ (71,237)	¥ (105,785)
Unrealized gain included in change in fair value of warrant derivatives	(70,882)	(39,593)
Exchange loss	¥ 355	(5,045)
Balance at the end of the period		¥ (71,237)